T. ROWE PRICE Emerging Markets Local Currency Bond Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.6%
Government Bonds 0.6%
Republic of Angola, 8.25%, 5/9/28 (USD)  985,000 919
Republic of Angola, 9.50%, 11/12/25 (USD)  758,000 759
Total Angola (Cost $1,698) 1,678
AZERBAIJAN 0.4%
Government Bonds 0.4%
Republic of Azerbaijan, 5.125%, 9/1/29 (USD)  1,130,000 1,111
Total Azerbaijan (Cost $1,111) 1,111
BRAZIL 5.9%
Government Bonds 5.9%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/27  18,975,000 3,095
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  14,933,000 2,285
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  50,937,000 7,340
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/33  4,502,000 622
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/35  14,237,000 1,896
Republic of Brazil, 3.875%, 6/12/30 (USD)  1,215,000 1,125
Total Brazil (Cost $18,175) 16,363
CHILE 2.8%
Government Bonds 2.8%
Bonos de la Tesoreria de la Republica en pesos, 4.70%,
9/1/30 (1) 2,990,000,000 2,998
Bonos de la Tesoreria de la Republica en pesos, 5.00%,
10/1/28 (1) 900,000,000 932
Bonos de la Tesoreria de la Republica en pesos, 5.30%,
11/1/37 (1) 2,395,000,000 2,435
Bonos de la Tesoreria de la Republica en pesos, 5.80%,
10/1/34 (1) 1,305,000,000 1,382
Total Chile (Cost $7,610) 7,747

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHINA 2.7%
Convertible Bonds 0.2%
NIO, 3.875%, 10/15/29 (USD)  700,000 513
513
Corporate Bonds 0.0%
Agile Group Holdings, 5.75%, 1/2/25 (USD) (2)(3) 540,000 42
Times China Holdings, 6.75%, 7/8/25 (USD) (2)(3) 1,000,000 37
79
Government Bonds 2.5%
People's Republic of China, Series INBK, 2.11%, 8/25/34  12,750,000 1,797
People's Republic of China, Series INBK, 2.47%, 7/25/54  10,000,000 1,478
People's Republic of China, Series INBK, 3.13%, 11/21/29  14,550,000 2,141
People's Republic of China, Series INBK, 3.81%, 9/14/50  7,350,000 1,358
6,774
Total China (Cost $8,722) 7,366
COLOMBIA 6.2%
Government Bonds 6.0%
Republic of Colombia, Series B, 6.00%, 4/28/28  28,473,800,000 6,052
Republic of Colombia, Series B, 7.25%, 10/18/34  11,541,700,000 2,008
Republic of Colombia, Series B, 9.25%, 5/28/42  9,410,000,000 1,708
Republic of Colombia, Series B, 13.25%, 2/9/33  11,803,300,000 2,985
Republic of Colombia, Series G, 7.00%, 3/26/31  20,577,900,000 3,967
16,720
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC, Acquisition Date:
6/7/23, Cost $247 (USD) (3)(4) † 341
Bona Fide Investments Holdings III, Acquisition Date:
6/14/24, Cost $200 (USD) (3)(4) † 212
553
Total Colombia (Cost $16,773) 17,273
CÔTE D'IVOIRE 0.9%
Government Bonds 0.9%
Republic of Côte d'Ivoire, 6.875%, 4/1/28 (1) 505,000,000 821
Republic of Ivory Coast, 6.875%, 10/17/40 (EUR)  1,065,000 970
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (1) 790,000 769
Total Côte d'Ivoire (Cost $2,532) 2,560

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CZECH REPUBLIC 4.7%
Government Bonds 4.7%
Czech Republic, Series 49, 4.20%, 12/4/36  24,610,000 1,051
Czech Republic, Series 103, 2.00%, 10/13/33  171,080,000 6,282
Czech Republic, Series 145, 3.50%, 5/30/35  68,940,000 2,808
Czech Republic, Series 154, 4.50%, 11/11/32  66,030,000 2,941
Total Czech Republic (Cost $13,090) 13,082
DOMINICAN REPUBLIC 0.3%
Government Bonds 0.3%
Dominican Republic, 10.75%, 6/1/36 (1) 44,800,000 736
Total Dominican Republic (Cost $753) 736
EGYPT 1.3%
Government Bonds 1.3%
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  1,150,000 874
Arab Republic of Egypt, 8.625%, 2/4/30 (USD) (1) 660,000 640
Arab Republic of Egypt, Series 5YR, 14.369%, 10/20/25  28,100,000 526
Arab Republic of Egypt Treasury Bills, Series 364D,
26.201%, 9/23/25  47,675,000 842
Arab Republic of Egypt Treasury Bills, Series 364D,
26.999%, 6/17/25  37,700,000 709
Total Egypt (Cost $4,642) 3,591
HUNGARY 2.0%
Government Bonds 2.0%
Republic of Hungary, Series 28/B, 4.50%, 3/23/28  1,437,090,000 3,634
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  838,210,000 1,617
Republic of Hungary, Series 38/A, 3.00%, 10/27/38  217,910,000 373
Total Hungary (Cost $5,984) 5,624
INDIA 4.3%
Government Bonds 4.3%
Republic of India, 6.54%, 1/17/32  113,970,000 1,336
Republic of India, 6.67%, 12/17/50  163,000,000 1,861
Republic of India, 7.18%, 7/24/37  110,750,000 1,353
Republic of India, 7.26%, 2/6/33  535,000,000 6,530
Republic of India, 7.36%, 9/12/52  76,570,000 945
Total India (Cost $11,926) 12,025

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
INDONESIA 9.9%
Corporate Bonds 1.1%
Standard Chartered Bank, Series emtN, CLN (Reference:
Republic of Indonesia), 9.00%, 3/20/29 (1) 46,100,000,000 2,994
2,994
Government Bonds 8.8%
Republic of Indonesia, Series FR65, 6.625%, 5/15/33  120,446,000,000 7,043
Republic of Indonesia, Series FR72, 8.25%, 5/15/36  38,735,000,000 2,512
Republic of Indonesia, Series FR73, 8.75%, 5/15/31  46,007,000,000 3,012
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  20,100,000,000 1,218
Republic of Indonesia, Series FR83, 7.50%, 4/15/40  69,458,000,000 4,285
Republic of Indonesia, Series FR90, 5.125%, 4/15/27  40,570,000,000 2,378
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  32,400,000,000 1,884
Republic of Indonesia, Series 100, 6.625%, 2/15/34  36,645,000,000 2,147
24,479
Total Indonesia (Cost $29,854) 27,473
MALAYSIA 4.8%
Government Bonds 4.8%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  17,325,000 3,865
Government of Malaysia, Series 0519, 3.757%, 5/22/40  27,575,000 6,098
Government of Malaysia, Series 0713, 4.935%, 9/30/43  12,890,000 3,248
Total Malaysia (Cost $12,857) 13,211
MEXICO 6.6%
Government Bonds 6.6%
Petroleos Mexicanos, Series 14-2, 7.47%, 11/12/26  12,010,000 559
United Mexican States, Series M, 7.50%, 5/26/33  28,150,000 1,240
United Mexican States, Series M, 7.75%, 5/29/31  52,469,000 2,414
United Mexican States, Series M, 7.75%, 11/23/34  79,515,000 3,500
United Mexican States, Series M, 8.00%, 7/31/53  8,627,000 345
United Mexican States, Series M, 8.50%, 5/31/29  37,830,000 1,828
United Mexican States, Series M, 8.50%, 11/18/38  157,241,000 7,036
United Mexican States, Series S, Inflation-Indexed, 2.75%,
11/27/31  33,185,257 1,418
Total Mexico (Cost $18,801) 18,340

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MONTENEGRO 0.4%
Government Bonds 0.4%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (1) 1,110,000 1,139
Total Montenegro (Cost $1,116) 1,139
NETHERLANDS 0.1%
Government Bonds 0.1%
Nederlandse Financierings-Maatschappij voor
Ontwikkelingslanden, 35.00%, 7/22/25 (TRY)  11,000,000 280
Total Netherlands (Cost $334) 280
NIGERIA 0.8%
Government Bonds 0.8%
Republic of Nigeria OMO Bill, Series 358D, 21.741%,
8/19/25  2,343,000,000 1,393
Republic of Nigeria OMO Bill, Series 361D, 29.604%,
5/20/25  1,138,000,000 719
Total Nigeria (Cost $2,119) 2,112
PERU 2.2%
Government Bonds 2.2%
Republic of Peru, 6.15%, 8/12/32  10,784,000 2,949
Republic of Peru, 6.90%, 8/12/37  6,774,000 1,816
Republic of Peru, 8.20%, 8/12/26  4,710,000 1,347
Total Peru (Cost $5,782) 6,112
POLAND 5.7%
Government Bonds 5.7%
Republic of Poland, Series CPI, Inflation-Indexed, 2.00%,
8/25/36  3,580,962 815
Republic of Poland, Series 0429, 5.75%, 4/25/29  5,230,000 1,375
Republic of Poland, Series 0729, 4.75%, 7/25/29  9,000,000 2,278
Republic of Poland, Series 1029, 2.75%, 10/25/29  6,100,000 1,419
Republic of Poland, Series 1033, 6.00%, 10/25/33  29,861,000 7,886
Republic of Poland, Series 1034, 5.00%, 10/25/34  8,450,000 2,068
Total Poland (Cost $15,433) 15,841

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ROMANIA 1.2%
Government Bonds 1.2%
Republic of Romania, Series 10Y, 5.00%, 2/12/29  9,135,000 1,851
Republic of Romania, Series 5Y, 4.25%, 4/28/36  8,635,000 1,453
Total Romania (Cost $3,372) 3,304
SENEGAL 0.6%
Government Bonds 0.6%
Republic of Senegal, 6.25%, 5/23/33 (USD)  2,180,000 1,631
Total Senegal (Cost $1,769) 1,631
SERBIA 0.4%
Government Bonds 0.4%
Republic of Serbia, 1.50%, 6/26/29 (EUR)  1,050,000 1,016
Total Serbia (Cost $985) 1,016
SOUTH AFRICA 6.6%
Government Bonds 6.6%
Republic of South Africa, Series R213, 7.00%, 2/28/31  60,239,000 2,917
Republic of South Africa, Series 2032, 8.25%, 3/31/32  6,554,000 329
Republic of South Africa, Series 2035, 8.875%, 2/28/35  136,210,000 6,652
Republic of South Africa, Series 2044, 8.75%, 1/31/44  154,883,000 6,629
Republic of South Africa, Series 2048, 8.75%, 2/28/48  38,604,000 1,633
Total South Africa (Cost $18,261) 18,160
SRI LANKA 0.4%
Government Bonds 0.4%
Republic of Sri Lanka, 0.00%, 3/15/36 (5) 10,233,412 28
Republic of Sri Lanka, 0.00%, 9/15/37 (5) 10,233,412 28
Republic of Sri Lanka, 0.00%, 9/15/38 (5) 10,233,412 27
Republic of Sri Lanka, 0.00%, 9/15/39 (5) 10,233,412 27
Republic of Sri Lanka, 0.00%, 9/15/40 (5) 10,233,412 27
Republic of Sri Lanka, 0.00%, 9/15/41 (5) 10,233,412 27
Republic of Sri Lanka, 0.00%, 9/15/42 (5) 10,233,412 27
Republic of Sri Lanka, 0.00%, 9/15/43 (5) 10,233,412 26
Republic of Sri Lanka, 4.00%, 4/15/28 (USD) (1) 413,647 390
Republic of Sri Lanka, STEP, 1.00%, 6/15/38 (USD) (1) 592,200 383
Total Sri Lanka (Cost $780) 990

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SUPRANATIONAL 2.3%
Government Bonds 2.3%
European Bank for Reconstruction & Development, 6.50%,
10/3/36 (INR)  113,800,000 1,307
Inter-American Development Bank, 7.35%, 10/6/30 (INR)  195,000,000 2,336
International Bank for Reconstruction & Development,
Series GDIF, 4.60%, 2/9/26 (IDR)  22,000,000,000 1,309
International Finance, 3.59%, 2/26/26 (COP)  5,750,000,000 1,303
Total Supranational (Cost $6,476) 6,255
TANZANIA 0.3%
Convertible Bonds 0.3%
HTA Group, 2.875%, 3/18/27 (USD)  800,000 749
Total Tanzania (Cost $708) 749
THAILAND 7.3%
Government Bonds 7.3%
Kingdom of Thailand, 1.585%, 12/17/35  215,067,000 6,099
Kingdom of Thailand, 2.00%, 12/17/31  52,920,000 1,575
Kingdom of Thailand, 2.00%, 6/17/42  56,850,000 1,582
Kingdom of Thailand, 2.40%, 3/17/29  45,000,000 1,356
Kingdom of Thailand, 2.41%, 3/17/35  72,322,000 2,214
Kingdom of Thailand, 2.80%, 6/17/34  33,285,000 1,048
Kingdom of Thailand, 3.40%, 6/17/36  28,213,000 939
Kingdom of Thailand, 3.65%, 6/20/31  10,867,000 353
Kingdom of Thailand, 3.775%, 6/25/32  68,423,000 2,268
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  93,069,381 2,689
Total Thailand (Cost $19,114) 20,123
TÜRKIYE 2.1%
Corporate Bonds 0.2%
Coca-Cola Icecek, 50.50%, 4/28/25  26,150,000 682
682
Government Bonds 1.9%
Republic of Türkiye, Series 10Y, 17.80%, 7/13/33  54,753,000 892
Republic of Türkiye, Series 10Y, 26.20%, 10/5/33  90,742,000 2,031
Republic of Türkiye, Series 5Y, 30.00%, 9/12/29  31,000,000 721

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Türkiye, Series 5Y, 31.08%, 11/8/28  63,430,000 1,526
5,170
Total Türkiye (Cost $7,703) 5,852
UKRAINE 0.8%
Government Bonds 0.8%
Government of Ukraine, Series 2Y, 17.60%, 1/28/26  92,000,000 2,255
Total Ukraine (Cost $2,274) 2,255
UNITED STATES 4.9%
Convertible Bonds 0.4%
Citigroup Global Markets Holdings, Series 1299, Zero
Coupon, 2/26/26 (HKD)  3,000,000 370
Goldman Sachs Finance Corp. International, Series 700,
Zero Coupon, 3/15/27  500,000 707
1,077
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 4.5%
U.S. Treasury Notes, 4.625%, 6/30/25  12,460,000 12,468
12,468
Total United States (Cost $13,511) 13,545
URUGUAY 1.1%
Government Bonds 1.1%
Republic of Uruguay, 8.25%, 5/21/31  39,445,000 883
Republic of Uruguay, 9.75%, 7/20/33  86,380,000 2,078
Total Uruguay (Cost $3,231) 2,961
UZBEKISTAN 0.4%
Government Bonds 0.4%
National Bank of Uzbekistan, 8.50%, 7/5/29 (USD)  1,090,000 1,128
Total Uzbekistan (Cost $1,089) 1,128
ZAMBIA 0.2%
Government Bonds 0.2%
Republic of Zambia, 13.00%, 9/20/31  23,000,000 633
Total Zambia (Cost $600) 633

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 5.3%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 4.39% (6)(7) 4,139,986 4,140
4,140
U.S. Treasury Obligations 3.8%
U.S. Treasury Bills, 4.13%, 5/15/25 (8) 10,670,000 10,615
10,615
Total Short-Term Investments (Cost $14,757) 14,755
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
USD / KRW,
Put, 4/24/25 @
KRW1,440.00 (3) 1 5,540 10
HSBC Bank
USD / CNH,
Call, 5/8/25 @
CNH7.30 (3) 1 2,290 7
HSBC Bank
USD / MXN,
Call, 4/3/25 @
MXN21.08 (3) 1 4,100 1
Morgan Stanley
USD / CNH,
Call, 5/8/25 @
CNH7.30 (3) 1 4,627 14
NatWest Bank
USD / EUR,
Put, 5/8/25 @
USD1.11 (3) 1 4,200 15
Total Options Purchased (Cost $140) 47
Total Investments in Securities  96.5%
(Cost $274,082) $ 267,068
Other Assets Less Liabilities 3.5% 9,719
Net Assets 100.0% $ 276,787

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $15,619 and represents 5.6% of net assets.
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Non-income producing
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $553 and represents 0.2% of net assets.
(5) Level 3 in fair value hierarchy.
(6) Seven-day yield
(7) Affiliated Companies
(8) At March 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
3M ZAR JIBOR Three month ZAR JIBOR (Johannesburg Interbank average rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CHF Swiss Franc
CLN Credit-Linked Note
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
HKD Hong Kong Dollar
HUF Hungarian Forint
ICP Chilean Average Chamber Index
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
.
.
.
.
.
.
.
.
KRW South Korean Won
KZT Kazakhstan Tenge
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
OTC Over-the-counter
PEN Peruvian New Sol
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
UYU Uruguayan Peso
ZAR South African Rand
ZMW Zambian Kwacha

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.2)%
Interest Rate Swaps (0.2)%
Brazil (0.2)%
Goldman Sachs, 2 Year Interest Rate
Swap, Receive Fixed 12.290% at
Maturity, Pay Variable 14.15%, (BRL
CDI) at Maturity, 1/4/27 14,000 (75) — (75)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 10.820% at
Maturity, Pay Variable 14.15%, (BRL
CDI) at Maturity, 1/4/27 20,500 (192) — (192)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 9.795% at
Maturity, Pay Variable 14.15%, (BRL
CDI) at Maturity, 1/4/27 15,395 (203) — (203)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 9.870% at
Maturity, Pay Variable 14.15%, (BRL
CDI) at Maturity, 1/4/27 11,000 (142) — (142)
Total Brazil — (612)
China 0.0%
BNP Paribas, 7 Year Interest Rate Swap,
Receive Fixed 1.613% Quarterly, Pay
Variable 1.84%, (7 Day Interbank Repo)
Quarterly, 3/26/32 23,760 1 — 1
Total China — 1
Total Bilateral Interest Rate Swaps — (611)
Total Bilateral Swaps — (611)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.2)%
United States (0.2)%
Protection Bought (Relevant Credit:
Markit CDX.EM-S42, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/29 2,780 75 86 (11)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S43, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/29 6,980 (384) (462) 78
Total United States 67
Total Centrally Cleared Credit Default Swaps,
Protection Bought 67
Interest Rate Swaps 0.3%
Chile 0.0%
5 Year Interest Rate Swap, Receive
Fixed 5.344% Semi-Annually, Pay
Variable 4.726% (ICP) Semi-Annually,
1/23/30 1,688,075 22 — 22
Total Chile 22
China 0.1%
5 Year Interest Rate Swap, Receive
Fixed 1.435% Quarterly, Pay Variable
1.840% (7 Day Interbank Repo)
Quarterly, 12/19/29 7,400 (7) — (7)
5 Year Interest Rate Swap, Receive
Fixed 2.710% Quarterly, Pay Variable
1.840% (7 Day Interbank Repo)
Quarterly, 12/27/27 27,200 113 — 113
5 Year Interest Rate Swap, Receive
Fixed 2.765% Quarterly, Pay Variable
1.840% (7 Day Interbank Repo)
Quarterly, 12/16/27 5,200 23 — 23
Total China 129
India 0.1%
5 Year Interest Rate Swap, Receive
Fixed 6.022% Semi-Annually, Pay
Variable 7.200% (1 Day INR MIBOR)
Semi-Annually, 10/3/29 96,000 6 — 6
5 Year Interest Rate Swap, Receive
Fixed 6.053% Semi-Annually, Pay
Variable 7.200% (1 Day INR MIBOR)
Semi-Annually, 2/4/30 246,934 18 — 18
5 Year Interest Rate Swap, Receive
Fixed 6.067% Semi-Annually, Pay
Variable 7.200% (1 Day INR MIBOR)
Semi-Annually, 9/3/29 71,500 6 — 6

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive
Fixed 6.227% Semi-Annually, Pay
Variable 7.200% (1 Day INR MIBOR)
Semi-Annually, 1/7/30 210,000 33 — 33
5 Year Interest Rate Swap, Receive
Fixed 6.293% Semi-Annually, Pay
Variable 7.200% (1 Day INR MIBOR)
Semi-Annually, 11/5/29 166,000 30 — 30
5 Year Interest Rate Swap, Receive
Fixed 6.374% Semi-Annually, Pay
Variable 7.200% (1 Day INR MIBOR)
Semi-Annually, 5/17/29 187,075 39 — 39
7 Year Interest Rate Swap, Receive
Fixed 6.350% Semi-Annually, Pay
Variable 7.200% (1 Day INR MIBOR)
Semi-Annually, 6/20/31 114,500 28 — 28
10 Year Interest Rate Swap, Receive
Fixed 6.111% Semi-Annually, Pay
Variable 7.200% (1 Day INR MIBOR)
Semi-Annually, 2/5/35 159,923 16 — 16
10 Year Interest Rate Swap, Receive
Fixed 6.331% Semi-Annually, Pay
Variable 7.200% (1 Day INR MIBOR)
Semi-Annually, 11/6/34 95,500 27 — 27
Total India 203
Mexico 0.1%
5 Year Interest Rate Swap, Receive
Fixed 8.850% 28 Days, Pay Variable
9.500% (MXIBTIIE) 28 Days, 11/15/29 106,812 166 — 166
8 Year Interest Rate Swap, Receive
Fixed 8.926% 28 Days, Pay Variable
9.500% (MXIBTIIE) 28 Days, 11/11/32 43,471 85 — 85
10 Year Interest Rate Swap, Pay Fixed
9.045% 28 Days, Receive Variable
9.500% (MXIBTIIE) 28 Days, 1/24/35 57,130 (127) — (127)
Total Mexico 124
Poland 0.0%
4 Year Interest Rate Swap, Receive
Fixed 5.080% Annually, Pay Variable
5.840% (6M PLN WIBOR) Semi-
Annually, 5/9/28 6,915 61 — 61
5 Year Interest Rate Swap, Receive
Fixed 4.357% Annually, Pay Variable
5.790% (6M PLN WIBOR) Semi-
Annually, 9/25/29 5,900 16 — 16

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive
Fixed 4.890% Annually, Pay Variable
5.820% (6M PLN WIBOR) Semi-
Annually, 2/27/30 4,073 10 — 10
Total Poland 87
South Africa 0.0%
5 Year Interest Rate Swap, Receive
Fixed 8.124% Quarterly, Pay Variable
7.558% (3M ZAR JIBOR) Quarterly,
6/25/29 57,342 58 — 58
Total South Africa 58
Total Centrally Cleared Interest Rate Swaps 623
Zero-Coupon Inflation Swaps 0.0%
United States 0.0%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.481% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/10/30 2,425 22 — 22
Total United States 22
Total Centrally Cleared Zero-Coupon Inflation
Swaps 22
Total Centrally Cleared Swaps 712
Net payments (receipts) of variation margin to date (667)
Variation margin receivable (payable) on centrally cleared swaps $ 45

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/11/25 INR 94,385 USD 1,081 $ 22
Bank of America 4/11/25 USD 1,649 IDR 26,892,259 30
Bank of America 4/17/25 HUF 1,179,020 USD 3,024 138
Bank of America 4/17/25 USD 2,142 HUF 787,202 31
Bank of America 4/17/25 USD 2,275 HUF 882,270 (92)
Bank of America 4/17/25 ZAR 39,027 USD 2,094 31
Bank of America 4/18/25 TRY 17,715 USD 458 (2)
Bank of America 4/18/25 USD 1,626 TRY 61,688 41
Bank of America 4/25/25 USD 2,095 JPY 314,505 (7)
Bank of America 5/16/25 PLN 38,108 USD 9,368 455
Bank of America 5/23/25 USD 1,905 EUR 1,812 (60)
Bank of America 6/6/25 USD 6,115 COP 25,520,511 67
Bank of America 6/9/25 MYR 63,611 USD 14,359 27
Bank of America 6/9/25 MYR 2,289 USD 518 (1)
Bank of America 6/9/25 USD 1,508 MYR 6,670 (1)
Barclays Bank 4/11/25 IDR 118,103,611 USD 7,185 (73)
Barclays Bank 4/11/25 INR 280,050 USD 3,193 80
Barclays Bank 4/11/25 USD 144 PEN 528 —
Barclays Bank 4/16/25 USD 1,585 MXN 32,816 (15)
Barclays Bank 5/9/25 USD 149 CLP 141,581 —
Barclays Bank 6/6/25 USD 773 THB 26,348 (7)
Barclays Bank 6/13/25 CNH 3,540 USD 489 1
BNP Paribas 4/11/25 IDR 29,611,416 USD 1,811 (28)
BNP Paribas 4/11/25 KRW 2,150,788 USD 1,484 (23)
BNP Paribas 4/11/25 USD 2,806 INR 241,192 (13)
BNP Paribas 4/11/25 USD 1,337 KRW 1,954,479 9
BNP Paribas 4/11/25 USD 3,997 TWD 131,361 40
BNP Paribas 4/16/25 USD 988 MXN 20,406 (7)
BNP Paribas 4/17/25 RON 29,468 USD 6,049 349
BNP Paribas 4/17/25 USD 2,547 CZK 62,038 (142)
BNP Paribas 4/17/25 USD 1,418 HUF 524,152 13
BNP Paribas 4/17/25 USD 1,171 ZAR 21,827 (18)
BNP Paribas 5/9/25 CLP 1,278,957 USD 1,366 (19)
BNP Paribas 5/9/25 USD 270 CLP 258,583 (2)
BNP Paribas 5/16/25 USD 350 PLN 1,402 (11)
BNP Paribas 5/23/25 EUR 1,465 USD 1,530 59
BNP Paribas 5/23/25 EUR 1,078 USD 1,172 (3)
BNP Paribas 6/3/25 BRL 18,579 USD 3,167 46
BNP Paribas 6/6/25 USD 236 COP 988,790 2
BNY Mellon 4/11/25 INR 218,642 USD 2,494 61
BNY Mellon 4/11/25 USD 3,687 INR 322,543 (83)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNY Mellon 4/17/25 USD 3,011 CZK 68,823 $ 28
Canadian Imperial Bank
of Commerce 4/17/25 ZAR 32,022 USD 1,681 63
Citibank 4/11/25 USD 1,370 IDR 22,580,725 10
Citibank 4/16/25 MXN 33,421 USD 1,633 (4)
Citibank 4/17/25 HUF 344,752 USD 866 59
Citibank 4/17/25 RSD 64,887 USD 568 31
Citibank 4/17/25 USD 3,116 RON 14,927 (125)
Citibank 4/17/25 ZAR 60,837 USD 3,180 133
Citibank 4/22/25 USD 646 ZMW 18,206 —
Citibank 4/25/25 USD 1,517 JPY 232,613 (38)
Citibank 5/9/25 NGN 1,242,000 USD 812 (16)
Citibank 5/9/25 USD 793 NGN 1,242,000 (3)
Citibank 5/13/25 EGP 34,747 USD 666 7
Citibank 5/13/25 USD 1,051 EGP 55,821 (29)
Citibank 5/16/25 RSD 64,886 USD 580 19
Citibank 5/23/25 USD 815 EUR 755 (3)
Citibank 6/6/25 THB 62,036 USD 1,853 (16)
Citibank 6/6/25 USD 329 THB 11,115 —
Citibank 6/11/25 EGP 36,784 USD 707 (4)
Citibank 7/11/25 INR 187,811 USD 2,181 —
Citibank 9/11/25 EGP 22,707 USD 413 4
Citibank 9/11/25 EGP 45,000 USD 833 (7)
Citibank 9/24/25 EGP 6,784 USD 125 (1)
Deutsche Bank 4/11/25 IDR 23,951,507 USD 1,482 (40)
Deutsche Bank 4/11/25 INR 449,454 USD 5,162 92
Deutsche Bank 4/11/25 USD 1,999 TWD 65,683 20
Deutsche Bank 6/3/25 USD 1,552 BRL 9,167 (33)
Deutsche Bank 6/9/25 MYR 13,205 USD 2,985 2
Deutsche Bank 6/9/25 MYR 3,746 USD 848 (1)
Deutsche Bank 6/13/25 CNH 38,429 USD 5,342 (26)
Goldman Sachs 4/11/25 IDR 23,252,802 USD 1,403 (2)
Goldman Sachs 4/11/25 INR 792,146 USD 9,138 122
Goldman Sachs 4/11/25 TWD 89,534 USD 2,710 (13)
Goldman Sachs 4/11/25 USD 3,308 IDR 53,784,531 69
Goldman Sachs 4/11/25 USD 9,393 INR 806,503 (34)
Goldman Sachs 4/11/25 USD 1,384 KRW 2,027,897 7
Goldman Sachs 4/16/25 USD 1,286 MXN 26,982 (29)
Goldman Sachs 6/3/25 BRL 7,665 USD 1,321 4
Goldman Sachs 6/6/25 THB 56,716 USD 1,690 (10)
Goldman Sachs 7/11/25 INR 806,503 USD 9,333 35

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 7/11/25 USD 1,396 IDR 23,252,802 $ 7
HSBC Bank 4/11/25 IDR 24,206,877 USD 1,492 (34)
HSBC Bank 4/17/25 CZK 14,318 USD 595 26
HSBC Bank 4/25/25 JPY 225,305 USD 1,448 58
HSBC Bank 4/25/25 JPY 246,203 USD 1,667 (21)
HSBC Bank 6/6/25 THB 30,738 USD 909 2
HSBC Bank 6/6/25 USD 2,216 THB 74,234 18
HSBC Bank 6/9/25 USD 2,959 MYR 13,113 (7)
HSBC Bank 6/13/25 USD 835 CNH 6,014 3
JPMorgan Chase 4/2/25 HKD 2,760 USD 355 —
JPMorgan Chase 4/2/25 USD 355 HKD 2,760 —
JPMorgan Chase 4/11/25 IDR 110,664,117 USD 6,792 (128)
JPMorgan Chase 4/11/25 INR 17,947 USD 206 4
JPMorgan Chase 4/11/25 KRW 1,119,781 USD 780 (20)
JPMorgan Chase 4/11/25 TWD 61,792 USD 1,892 (31)
JPMorgan Chase 4/11/25 USD 8,281 IDR 135,828,967 101
JPMorgan Chase 4/11/25 USD 2,768 INR 242,353 (65)
JPMorgan Chase 4/11/25 USD 325 KRW 473,171 3
JPMorgan Chase 4/11/25 USD 205 KZT 103,811 —
JPMorgan Chase 4/11/25 USD 232 PEN 865 (3)
JPMorgan Chase 4/16/25 MXN 71,164 USD 3,455 15
JPMorgan Chase 4/16/25 USD 2,101 MXN 43,043 2
JPMorgan Chase 4/16/25 USD 4,434 MXN 92,312 (67)
JPMorgan Chase 4/17/25 CZK 177,568 USD 7,370 325
JPMorgan Chase 4/17/25 HUF 599,935 USD 1,579 30
JPMorgan Chase 4/17/25 HUF 64,669 USD 175 (1)
JPMorgan Chase 4/17/25 RON 13,563 USD 2,846 99
JPMorgan Chase 4/17/25 USD 2,473 CZK 58,840 (77)
JPMorgan Chase 4/17/25 USD 3,026 HUF 1,161,657 (90)
JPMorgan Chase 4/17/25 USD 1,596 RON 7,542 (41)
JPMorgan Chase 4/17/25 USD 328 RSD 36,854 (12)
JPMorgan Chase 4/17/25 USD 4,343 ZAR 81,057 (72)
JPMorgan Chase 4/17/25 ZAR 45,732 USD 2,451 40
JPMorgan Chase 4/18/25 TRY 4,650 USD 118 1
JPMorgan Chase 4/18/25 TRY 77,006 USD 2,013 (34)
JPMorgan Chase 4/18/25 USD 936 TRY 35,451 25
JPMorgan Chase 4/25/25 CHF 1,336 USD 1,491 23
JPMorgan Chase 4/25/25 USD 405 JPY 60,032 4
JPMorgan Chase 5/6/25 USD 355 HKD 2,760 —
JPMorgan Chase 5/9/25 CLP 285,689 USD 291 10
JPMorgan Chase 5/9/25 CLP 67,454 USD 71 —

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 5/9/25 USD 586 CLP 555,948 $ —
JPMorgan Chase 5/9/25 USD 410 CLP 404,436 (16)
JPMorgan Chase 5/13/25 EGP 31,314 USD 615 (9)
JPMorgan Chase 5/13/25 USD 196 EGP 10,240 (3)
JPMorgan Chase 5/16/25 PLN 6,948 USD 1,752 39
JPMorgan Chase 5/16/25 USD 5,694 PLN 22,341 (65)
JPMorgan Chase 5/23/25 EUR 435 USD 462 10
JPMorgan Chase 5/23/25 USD 337 EUR 311 —
JPMorgan Chase 6/3/25 BRL 5,155 USD 883 9
JPMorgan Chase 6/3/25 USD 1,933 BRL 11,435 (44)
JPMorgan Chase 6/6/25 USD 2,438 THB 81,773 16
JPMorgan Chase 6/6/25 USD 1,826 UYU 78,799 (27)
JPMorgan Chase 6/13/25 CNH 1,997 USD 276 —
JPMorgan Chase 6/13/25 CNH 12,028 USD 1,671 (7)
JPMorgan Chase 6/13/25 USD 2,682 CNH 19,331 8
JPMorgan Chase 6/17/25 NGN 1,110,979 USD 698 4
Morgan Stanley 4/17/25 HUF 646,356 USD 1,658 76
Morgan Stanley 4/17/25 USD 3,163 ZAR 58,863 (44)
Morgan Stanley 4/17/25 ZAR 18,909 USD 1,009 20
Morgan Stanley 4/17/25 ZAR 35,061 USD 1,926 (17)
Morgan Stanley 4/25/25 JPY 234,734 USD 1,551 18
Morgan Stanley 6/6/25 COP 6,758,208 USD 1,629 (28)
RBC Dominion
Securities 4/11/25 KRW 1,002,374 USD 693 (12)
RBC Dominion
Securities 4/11/25 USD 1,337 IDR 22,128,450 4
RBC Dominion
Securities 4/11/25 USD 1,306 INR 113,994 (27)
RBC Dominion
Securities 4/11/25 USD 1,440 PEN 5,449 (43)
RBC Dominion
Securities 4/25/25 USD 2,337 JPY 355,692 (41)
RBC Dominion
Securities 5/23/25 EUR 637 USD 690 1
RBC Dominion
Securities 6/6/25 COP 687,169 USD 164 (2)
RBC Dominion
Securities 6/6/25 USD 3,183 COP 13,146,930 68
RBC Dominion
Securities 7/11/25 IDR 9,186,347 USD 552 (3)
Societe Generale 4/11/25 KZT 799,356 USD 1,541 39
Societe Generale 4/17/25 RON 6,631 USD 1,433 7

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Societe Generale 5/9/25 USD 2,454 CLP 2,321,354 $ 10
Societe Generale 6/3/25 BRL 16,129 USD 2,776 13
Standard Chartered 4/11/25 KRW 2,216,556 USD 1,539 (33)
Standard Chartered 4/11/25 PEN 3,373 USD 915 3
Standard Chartered 4/11/25 USD 1,433 INR 126,039 (40)
Standard Chartered 5/23/25 USD 5,663 EUR 5,384 (176)
State Street 4/16/25 USD 750 MXN 15,583 (9)
State Street 4/17/25 HUF 827,430 USD 2,052 168
State Street 4/17/25 USD 1,818 ZAR 35,102 (94)
State Street 4/25/25 JPY 469,514 USD 3,041 98
State Street 5/23/25 EUR 2,001 USD 2,151 19
State Street 7/11/25 USD 3,919 IDR 65,164,905 26
UBS Investment Bank 4/11/25 USD 4,220 IDR 68,575,399 90
UBS Investment Bank 4/16/25 MXN 102,576 USD 4,947 54
UBS Investment Bank 4/17/25 USD 151 HUF 59,222 (8)
UBS Investment Bank 4/18/25 TRY 27,241 USD 712 (12)
UBS Investment Bank 4/25/25 CHF 1,371 USD 1,527 27
UBS Investment Bank 4/25/25 USD 3,003 CHF 2,707 (66)
UBS Investment Bank 4/25/25 USD 2,987 JPY 444,562 15
UBS Investment Bank 5/9/25 CLP 620,018 USD 626 26
UBS Investment Bank 6/13/25 CNH 88,937 USD 12,341 (38)
UBS Investment Bank 7/11/25 USD 1,449 IDR 24,134,602 8
Wells Fargo 4/11/25 PEN 20,301 USD 5,437 87
Wells Fargo 4/11/25 USD 5,424 PEN 20,453 (142)
Wells Fargo 4/16/25 MXN 201,878 USD 9,570 273
Wells Fargo 4/25/25 JPY 231,648 USD 1,559 (10)
Wells Fargo 6/3/25 BRL 14,188 USD 2,435 19
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1,498

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 20 Euro BOBL contracts 6/25 (2,547) $ (1)
Short, 25 Euro BUND contracts 6/25 (3,483) (25)
Short, 25 Euro OAT contracts 6/25 (3,317) (11)
Short, 4 Government of Japan ten year bond
contracts 6/25 (3,691) (27)
Short, 11 U.S. Treasury Notes five year contracts 6/25 (1,190) (7)
Short, 39 U.S. Treasury Notes ten year contracts 6/25 (4,337) (12)
Short, 17 Ultra U.S. Treasury Bonds contracts 6/25 (2,078) 16
Short, 34 Ultra U.S. Treasury Notes ten year
contracts 6/25 (3,880) (17)
Net payments (receipts) of variation margin to date 61
Variation margin receivable (payable) on open futures contracts $ (23)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ —# $ — $ 67+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 9,805  ¤  ¤ $ 4,140^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $67 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,140.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Local Currency Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 18,562 $ — $ 18,562
Government Bonds — 232,934 217 233,151
Private Investment Company
2
— — — 553
Short-Term Investments 4,140 10,615 — 14,755
Options Purchased — 47 — 47
Total Securities 4,140 262,158 217 267,068
Swaps* — 858 — 858
Forward Currency Exchange
Contracts — 4,258 — 4,258
Futures Contracts* 16 — — 16
Total $ 4,156 $ 267,274 $ 217 $ 272,200
Liabilities
Swaps* $ — $ 757 $ — $ 757
Forward Currency Exchange
Contracts — 2,760 — 2,760
Futures Contracts* 100 — — 100
Total $ 100 $ 3,517 $ — $ 3,617
1
Includes Convertible Bonds, Corporate Bonds and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F192-054Q1 03/25